N-4	Feb. 27, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account
Entity Central Index Key	0000202713
Entity Investment Company Type	N-4
Document Period End Date	Feb. 27, 2024
Amendment Flag	false
Soloist
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	At meetings held on January 16, 2024, the Board of Trustees (the "Board") of Delaware High-Yield Opportunities Fund: Institutional Class (the "Board"), approved the merger of the Delaware High-Yield Opportunities Fund: Institutional Class (the "Target Fund") into the Delaware Ivy High Income Fund - Class I (the "Acquiring Fund"). Subject to shareholder approval, the merger will be effective on or about April 26, 2024 (the "Effective Date").As of the Effective Date, the following changes apply to the policy:•the Target Fund will no longer be available to receive transfers or new purchase payments;•the Target Fund will transfer all or substantially all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund; and•the Acquiring Fund will assume all liabilities of the Target Fund.Accordingly, the following changes apply to the prospectus:(1) Appendix A is amended to add the following:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Fixed Income	Delaware Ivy High Income Fund – Class I Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)	0.72%*	-11.17%	1.74%	3.72%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.(2) All references in the prospectus to the Target Fund are deleted and replaced with the Acquiring Fund.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Fixed Income	Delaware Ivy High Income Fund – Class I Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)	0.72%*	-11.17%	1.74%	3.72%

Portfolio Company Objective [Text Block]	Type
Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Soloist | DelawareIvyHighIncomeFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Delaware Ivy High Income Fund – Class I
Portfolio Company Adviser [Text Block]	Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(11.17%)
Average Annual Total Returns, 5 Years [Percent]	1.74%
Average Annual Total Returns, 10 Years [Percent]	3.72%